(Translation)

AMENDMENT TO
SECURITIES REGISTRATION STATEMENT

(NAV Sale)

PUTNAM U.S. GOVERNMENT INCOME TRUST

(2276)

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

To:  Director-General of Kanto Local Finance Bureau

                                            Filing Date: December 23, 2003

Name of the Registrant Fund:                PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of Representative   Charles E. Porter
of Trustees:                                Executive Vice President, Treasurer

Address of Principal Office:                One Post Office Square
                                            Boston, Massachusetts 02109
                                            U. S. A.

Name and Title of Attorney-in-fact:         Akihiro Wani
                                            Attorney-at-Law
                                            Signature [Akihiro Wani]
                                            ------------------------
                                                     (Seal)

Address or Location of Attorney-in-fact:    Mitsui, Yasuda, Wani & Maeda
                                            Akasaka 2.14 Plaza Bldg.
                                            14-32, Akasaka 2-chome
                                            Minato-ku, Tokyo 107-0052 Japan

Name of Liaison Contact:                    Akihiro Wani
                                            Attorney-at-Law

Place of Liaison Contact:                   Mitsui, Yasuda, Wani & Maeda
                                            Akasaka 2.14 Plaza Bldg.
                                            14-32, Akasaka 2-chome
                                            Minato-ku, Tokyo 107-0052 Japan

Phone Number:                               03-2224-0020


Public Offering or Sale for Registration

Name of the Fund Making Public Offering or Sale of
Foreign Investment Fund Securities:
PUTNAM U.S. GOVERNMENT INCOME TRUST

Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

Up to 95.38 million Class M Shares. Up to the total amount obtained by aggregating the amounts calculated by multiplying the respective net asset value per Class M Share by the number of shares to be issued in respect of 95.38 million Class M Shares. (The maximum amount expected to be sold is 1,260 million U.S. dollars (JPY 136.5 billion).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=JPY108.35, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on December 5, 2003.
Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2003 (U.S.$13.21) by 95.38 million Class M Shares for convenience.

Places where a copy of this Amendment to Securities Registration
Statement is available for Public Inspection

Not applicable.

(Total number of pages of this Amendment to Securities Registration Statement is 12 including front pages.)


REASON FOR FILING THIS AMENDMENT TO
SECURITIES REGISTRATION STATEMENT:

Subject to the occurrence of some changes to the contents disclosed in the Securities Registration Statement in respect of Putnam U.S. Government Income Trust (the "Fund"), which was filed on March 31, 2003 (as amended on April 16, 2003 and June 30, 2003) in connection with the continuous public offering of shares of the Fund, this Amendment to Securities Registration Statement is filed pursuant to the provisions of
Article 7 of the Securities Exchange Law and Article 13 of the Cabinet Office Ordinance relating to the Disclosure of the Specified Securities.

C O N T E N T S

FRONT PAGE   PUBLIC OFFERING OR SALE FOR REGISTRATION ........... 1

PART I.    INFORMATION CONCERNING SECURITIES .................... 2
  6.     SALES CHARGE ........................................... 2

PART II.   INFORMATION CONCERNING THE FUND ...................... 3
I.     DESCRIPTION OF THE FUND .................................. 3
  2.     INVESTMENT POLICY ...................................... 3
    (A)     Policy and Object of Investment ..................... 3
    (D)     Restrictions of Investment .......................... 3
  4.     FEES, ETC. AND TAXES ................................... 4
    (A)     Sales Charge ........................................ 4
    (E)     Tax Treatment of Shareholders in Japan .............. 5
  6.     MANAGEMENT AND ADMINISTRATION .......................... 6
    (1)     Outline of Management of Assets, etc. ............... 6


Note: The revised parts are marked with underline.


FRONT PAGE

[Before amendment]

Public Offering or Sale for Registration

Name of the Fund Making Public Offering or Sale of
Foreign Investment Fund Securities:
PUTNAM U.S. GOVERNMENT INCOME TRUST

Type and Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

Up to 95.38 million Class M Shares. Up to the total amount obtained by aggregating the amounts calculated by multiplying the respective net asset value per Class M Share by the number of shares to be issued in respect of 95.38 million Class M Shares. (The maximum amount expected to be sold is 1,260 million U.S. dollars (JPY 149.1 billion).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=JPY118.30, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on May 30, 2003.
Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2003 (U.S.$13.21) by 95.38 million Class M Shares for convenience.

[After amendment]

Public Offering or Sale for Registration

Name of the Fund Making Public Offering or Sale of
Foreign Investment Fund Securities:
PUTNAM U.S. GOVERNMENT INCOME TRUST

Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

Up to 95.38 million Class M Shares. Up to the total amount obtained by aggregating the amounts calculated by multiplying the respective net asset value per Class M Share by the number of shares to be issued in respect of 95.38 million Class M Shares. (The maximum amount expected to be sold is 1,260 million U.S. dollars (JPY 136.5 billion).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=JPY108.05, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on December 5, 2003.
Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2003 (U.S.$13.21) by 95.38 million Class M Shares for convenience.


PART I. INFORMATION CONCERNING SECURITIES

6. SALES CHARGE

[Before amendment]

<omitted>

The sales charge in Japan shall be 3% of the amount obtained by deduction of the amount equivalent to 3% of the public offering price from such price (hereinafter referred to as the "Sales Price").

<omitted>

[After amendment]

<omitted>

The sales charge in Japan shall be 3.15% (3% before consumption tax) of the amount obtained by deduction of the amount equivalent to 3% of the public offering price from such price (hereinafter referred to as the "Sales Price").

<omitted>

PART II. INFORMATION CONCERNING THE FUND

I. DESCRIPTION OF THE FUND

2. INVESTMENT POLICY

(A) Policy and Object of Investment

[Before amendment]

<omitted>

Other investments. In addition to the main investment strategies described above, the Fund may make other investments, such as investments in zero-coupon bonds and certain derivatives including swap contracts and warrants, and may write covered call options on portfolio securities, which may be subject to other risks.

<omitted>

[After amendment (effective from January 1, 2004)]

<omitted>

Other investments. In addition to the main investment strategies described above, the Fund may make other types of investments, such as investments in zero-coupon bonds and certain derivatives including swap contracts, and may write covered call options on portfolio securities, which may be subject to other risks.

<omitted>

(D) Restrictions of Investment

[Before amendment]

<omitted>

If the undertaking is violated, the Fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as shares of the Fund are qualified for offer or sale in Japan and such undertaking is required by the Japanese Securities Dealers Association as a condition of such qualification.

All percentage limitations on investments (other than pursuant to non-fundamental restriction) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

[After amendment (effective from January 1, 2004)]

<omitted>

If the undertaking is violated, the Fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as shares of the Fund are qualified for offer or sale in Japan and such undertaking is required by the Japanese Securities Dealers Association as a condition of such qualification.

Also in connection with the Fund's offering of its shares in Japan, effective January 1, 2004, the Fund has adopted the following nonfundamental investment restriction:

The Fund will not invest in equity securities or warrants except that the Fund may invest in or hold preferred securities if and to the extent that such securities are characterized as debt for purposes of determining the Fund's status as a "bond investment trust" under the Income Tax Law of Japan. There can be no assurance that the Fund will be able to invest in such preferred securities.

Notwithstanding the foregoing restriction, the Fund may invest in asset-backed, hybrid and structured bonds and notes. These investments may entail significant risks that are not associated with a similar investment in a traditional debt instrument. The risks of a particular investment of this type will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the interest rate or return is linked, which may include equity securities.

All percentage limitations on investments (other than pursuant to non-fundamental restriction) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

4. FEES, ETC. AND TAXES

(A) Sales Charge:

[Before Amendment]

The sales charge in Japan shall be 3% of the amount obtained by deduction of the amount equivalent to 3% of the public offering price from such price (hereinafter referred to as the "Sales Price").

<omitted>

[After Amendment]

The sales charge in Japan shall be 3.15% (3% before consumption tax) of the amount obtained by deduction of the amount equivalent to 3% of the public offering price from such price (hereinafter referred to as the "Sales Price").

<omitted>

(E) Tax Treatment of Shareholders in Japan:

[Before Amendment]

As of the date of this Securities Registration Statement, the tax treatment of Shareholders in Japan shall be as follows:

<omitted>

[After Amendment]

(i) On or before December 31, 2003

Tax treatment of Shareholders in Japan shall be as follows:

<omitted>

(ii) On or after January 1, 2004

The Fund intends to qualify as a "foreign bond investment trust to be publicly offered" under Japanese law and on that basis the tax treatment of Shareholders in Japan would be as follows:

(1) The distributions to be made by the Fund will be treated as distributions made by a domestic bond investment trust making public offering of investment fund securities.

a. The distributions to be made by the Fund to Japanese individual shareholders will be subject to separate taxation from other income (i.e. withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax authorities.

b. The distributions to be made by the Fund to Japanese corporate shareholders will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Distributor or the Sales Handling Company will prepare a report concerning distributions and file such report with the Japanese tax authorities.

c. Net investment returns such as interest, etc. and distributions of short-term net realized capital gain, among distributions on Shares of the Fund, will be, in principle, subject to withholding of U.S. federal income tax currently at the rate of 15% and the amount obtained after such deduction will be paid in Japan. When the recently signed U.S.-Japan tax treaty enters into force (after the treaty is ratified) and becomes applicable, such distributions will be subject to withholding of U.S. federal income tax at the rate of 10%.

Distributions of long-term net realized capital gain will not be subject to withholding of U.S. federal income tax and the full amount thereof will be paid in Japan. The amount subject to withholding of U.S.
federal income tax may be deducted from the tax levied on a foreign entity in Japan.

The Japanese withholding tax imposed on distributions as referred to in
a. and b. above will be collected by way of so-called "difference collecting method." In this method only the difference between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S. withholding tax withheld in the U.S. will be collected in Japan.

(2) The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.

(3) Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of a domestic investment trust.

6. MANAGEMENT AND ADMINISTRATION

(1) Outline of Management of Assets, etc.:

(B) Procedures for Sales of Shares, etc.:

[Before Amendment]

(i) Sales in the United States

Investors residing in the United States can open a Fund account with as little as $500 and make additional investments at any time with as little as $50 ($25 through systematic investing). The Fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. Investors' financial advisor or Putnam Investor Services generally must receive investor' s completed buy order before the close of regular trading on the New York Stock Exchange for investors' shares to be bought at that day's offering price. Investors residing in the U.S. can buy shares.

You can buy shares:

Through a financial advisor. Investors' advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge investors for his or her services.

<omitted>

[After Amendment]

(i) Sales in the United States

Investors residing in the United States can open a Fund account with as little as $500 and make additional investments at any time with as little as $50 ($25 through systematic investing). The Fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. Investors' financial advisor or Putnam Investor Services generally must receive investor' s completed buy order before the close of regular trading on the New York Stock Exchange for investors' shares to be bought at that day's offering price. Investors residing in the U.S. can buy shares.

You can buy shares:

The Fund must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, Putnam Investor Services may not be able to open the fund accounts of such investors. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening the investor's account, the Fund reserves the right to close such account.

Through a financial advisor. Investors' advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge investors for his or her services.

<omitted>

[Before Amendment]

(ii) Sales in Japan

<omitted>

The issue price for Shares shall be, in principal, the Net Asset Value per Share next calculated on the day on which the Fund receives such application. The Trade Day in Japan is the day when the Distributor confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and the payment and delivery shall be made on the fourth Business Day after and including the Trade Day. The sales charge in Japan shall be 3% of the amount obtained by deduction of the amount equivalent to 3% of the public offering price from such price (hereinafter referred to as the "Sales Price").

<omitted>

[After Amendment]

(ii) Sales in Japan

<omitted>

The issue price for Shares shall be, in principal, the Net Asset Value per Share next calculated on the day on which the Fund receives such application. The Trade Day in Japan is the day when the Distributor confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and the payment and delivery shall be made on the fourth Business Day after and including the Trade Day. The sales charge in Japan shall be 3.15% (3% before consumption tax) of the amount obtained by deduction of the amount equivalent to 3% of the public offering price from such price (hereinafter referred to as the "Sales Price").

<omitted>